Document and Entity Information	Oct. 23, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	BANK OF AMERICA CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000070858
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-6523
Entity Tax Identification Number	56-0906609
Entity Address, Address Line One	Attention: Office of the Corporate Secretary
Entity Address, Address Line Two	100 North Tryon Street; NC1-007-56-06
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28255
City Area Code	(704)
Local Phone Number	386-5681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BAC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E
Trading Symbol	BAC PrE
Security Exchange Name	NYSE
Series GG Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	BAC PrB
Security Exchange Name	NYSE
Series HH Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.875% Non-Cumulative Preferred Stock, Series HH
Trading Symbol	BAC PrK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series L
Trading Symbol	BAC PrL
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 14 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrG
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 21 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrH
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 42 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 53 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrL
Security Exchange Name	NYSE
Floating Rate Preferred Hybrid Income Term Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIII (and the guarantee related thereto)
Trading Symbol	BAC/PF
Security Exchange Name	NYSE
A 5.63 Fixedto Floating Rate Preferred Hybrid Income Term Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.63% Fixed to Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIV (and the guarantee related thereto)
Trading Symbol	BAC/PG
Security Exchange Name	NYSE
Income Capital Obligation Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Income Capital Obligation Notes initially due December 15, 2066 of Bank of America Corporation
Trading Symbol	MER PrK
Security Exchange Name	NYSE
Senior Medium Term Notes Series A Step Up Callable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Senior Medium-Term Notes, Series A, Step Up Callable Notes, due November 28, 2031 of BofA Finance LLC (and the guarantee of the Registrant with
Trading Symbol	BAC/31B
Security Exchange Name	NYSE
Series KK Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series KK
Trading Symbol	BAC PrM
Security Exchange Name	NYSE
Series LL Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.000% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	BAC PrN
Security Exchange Name	NYSE
Series NN Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.375% Non-Cumulative Preferred Stock, Series NN
Trading Symbol	BAC PrO
Security Exchange Name	NYSE
Series PP Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.125% Non-Cumulative Preferred Stock, Series PP
Trading Symbol	BAC PrP
Security Exchange Name	NYSE
Series QQ Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.250% Non-Cumulative Preferred Stock, Series QQ
Trading Symbol	BAC PrQ
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4750 Not Cumulative Preferred Stock Series SS [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.750% Non-Cumulative Preferred Stock, Series SS
Trading Symbol	BAC PrS
Security Exchange Name	NYSE